Related Party Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

8. RELATED PARTY TRANSACTIONS

The Company’s officers and directors also serve as officers of Citius Pharma. As of March 31, 2025, the Company does not have any employees. The Company and Citius Pharma entered into the A&R Shared Services Agreement. Under the terms of the agreement, Citius Pharma provides management and scientific services to the Company.

During the three months ended March 31, 2025, Citius Pharma charged the Company $567,937 for reimbursement of general and administrative payroll, $480,000 for reimbursement of research and development payroll, and $30,368 for the use of shared office space. During the three months ended March 31, 2024, Citius Pharma charged the Company $433,394 for reimbursement of general and administrative payroll, $483,063 for reimbursement of research and development payroll, and $27,939 for the use of shared office space.

During the six months ended March 31, 2025, Citius Pharma charged the Company $1,135,874 for reimbursement of general and administrative payroll, $960,000 for reimbursement of research and development payroll, and $58,307 for the use of shared office space. During the six months ended March 31, 2024, Citius Pharma charged the Company $855,676 for reimbursement of general and administrative payroll, $966,126 for reimbursement of research and development payroll, and $60,735 for the use of shared office space.

The Company has limited cash, therefore all the Company’s expenditures are paid by Citius Pharma and reflected in the due to related party account.

Citius Pharma advanced cash to the Company for a non-interest bearing, unsecured promissory note issued by the Company, dated August 16, 2024, in the principal amount of $3,800,111. The note is repayable in full upon a financing of at least $10 million by the Company.

6. RELATED PARTY TRANSACTIONS

The Company’s officers and directors also serve as officers of Citius Pharma. As of September 30, 2024, the Company does not have any employees. The Company and Citius Pharma entered into the A&R Shared Services Agreement. Under the terms of the agreement, Citius Pharma provides management and scientific services to the Company. During the year ended September 30, 2024, Citius Pharma charged the Company $1,846,202 for reimbursement of general and administrative payroll, $1,963,630 for reimbursement of research and development payroll, and $121,570 for the use of shared office space. During the year ended September 30, 2023, Citius charged the Company $1,727,595 for reimbursement of general and administrative payroll, $1,496,401 for reimbursement of research and development payroll, and $121,470 for the use of shared office space.

The Company has limited cash, therefore all the Company’s expenditures are paid by Citius Pharma and reflected in the due to related party account. During the years ended September 30, 2024 and September 30, 2023 these amounts due to Citius Pharma were $14,270,648 and $14,805,474 respectively.

In connection with closing of the Merger, Citius Pharma made a contribution to the Company’s capital in the amount of $33,180,961 representing the balance of the due to/due from related party account on the date of the Merger. Citius Pharma also made cash contributions to the Company’s capital, pursuant to the terms of the Merger Agreement, in the amount of $3,827,944.

Also, in connection with the Merger, Citius Pharma advanced cash to the Company for a non-interest bearing, unsecured promissory note issued by the Company, dated August 16, 2024, in the principal amount of $3,800,111. The note is repayable in full upon a financing of at least $10 million by the Company, per the terms of the promissory note. Management does not anticipate such repayment within the next twelve months. As a result, this note payable is classified as non-current on the balance sheet.